Note 8 - Gold Loan Payable and Gold in Trust	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
8.	Gold loan payable and gold in trust

The Company has entered into a secured gold loan agreement (“Gold Loan”) with Almadex Minerals Ltd. (“Almadex” or the “Lender”) pursuant to which Almadex has agreed to loan up to
1,597
ounces of gold bullion to the Company. The approximate value of this gold as at
May 14, 2019
was
USD$2,072,060
or
$2,790,858.

Under the terms of the Gold Loan, the Company will be entitled to draw-down the gold in minimum
400
ounce tranches. At any given time, the amount of gold ounces drawn multiplied by the London Bullion Market Association (“LBMA”) AM gold price in US dollars, plus any accrued interest or unpaid fees, shall constitute the Loan Value.

The maturity date for the Gold Loan is
March 31, 2024,
and can be extended by
two
years at the discretion of the Company (the “Term”). Repayment of the Loan Value shall be made either through delivery of that amount of gold drawn, or through the issuance of common shares of the Company (“Shares”), according to the Lender's discretion. Mandatory prepayment shall be required in the event that the Company's Ixtaca gold-silver project located in Puebla State, Mexico (the “Ixtaca Project”) enters into commercial production during the Term, requiring the Company to deliver
100
gold ounces per month to the Lender. In addition, the Company has the right to pre-pay the Loan Value at any time without penalty, in either gold bullion or Shares as chosen by the Lender, and the Lender has the right to convert the Loan Value into Shares at any time during the Term. The conversion rate is equal to
95%
of the
5
trading day volume weighted average price of the Share on the Toronto Stock Exchange or an equivalent.

The interest rate of the Gold Loan is
10%
of the Loan Value per annum, calculated monthly, paid in arrears. Interest payments can either be accrued to the Loan Value, or paid by the Company in cash or gold bullion. A standby fee of
1%
per annum, accrued quarterly, will be applied to any undrawn amount on the Gold Loan.

In addition, the Company has issued Almadex
500,000
transferable share purchase warrants (“Warrants”), with an exercise price of
$1.50
per Share and expiry date of
May 14, 2024
as an arrangement fee to cover the administrative costs of setting up the credit facility. These warrants were valued at
$50,000
using the Black-Scholes option-pricing model with the following assumptions: expected life of five
years, risk-free interest rate of
1.54%,
expected dividend yield of
0%
and expected volatility of
44.25%.

Security for the loan is certain equipment related to the Rock Creek Mill, which is not
required for the Ixtaca Project. The Gold Loan includes industry standard provisions in the event of default, material breach and change of control.

The Gold Loan was recorded at fair value at inception and is subsequently measured at amortized cost using the effective interest method, recognizing interest expense on an effective yield basis.

The Company has determined that the Gold Loan contains multiple derivatives which are embedded in the US dollar denominated debt instrument. As the convertible Gold Loan is denominated in US dollars and is convertible into common shares based upon a variable Canadian dollar conversion rate, the fixed for fixed criteria is not
met. As such, the conversion option cannot be classified as an equity instrument and is deemed to have no
value. The embedded derivative from indexation of the loan principal portion to the movement in the price of gold is classified as a derivate financial liability and is marked to market at each period end using the Black-Scholes option-pricing model.

At inception, the following assumptions were used: expected life of five
years, risk-free interest rate of
1.57%
and expected volatility of
11.06%.
The fair value of the embedded derivative for the year ended
December 31, 2020
decreased by
$44,049
based on the following assumptions used in the Black-Scholes option-pricing model: expected life of
3.25
years, risk-free interest rate of
0.33%
and expected volatility of
12.92%.

The continuity of gold loan payable and derivative financial liabilities are as follows:

	December 31, 2020	December 31, 2019
Gold loan payable – opening balance	$2,541,338	$2,790,858
Less derivative financial liabilities on initial recognition	-	(378,324)
Accrued interest expense	261,151	39,760
Accrued standby fees	9,536	13,527
Accretion expense	100,563	158,495
Expenses	-	5,136
Foreign exchange difference	(69,832)	(88,114)
Gold loan payable	$2,842,756	$2,541,338

Derivative financial liabilities – opening balance	$430,965	$378,324
Change in fair value through profit & loss	(44,049)	66,631
Foreign exchange difference	(11,499)	(13,990)
Derivative financial liabilities	$375,417	$430,965

As at
December 31, 2020,
Almaden has
397
ounces (
797
ounces at
December 31, 2019)
of gold bullion on its account at a fair value of
$955,781
(
$1,576,366
at
December 31, 2019).

On
January 22, 2020,
the Company received
$818,360
on the sale of
400
ounces of gold in trust and has recorded a gain on sale of gold in trust of
$19,413.

On
November 21, 2019,
the Company received
$777,704
on the sale of
400
ounces of gold in trust and has recorded a gain on sale of gold in trust of
$88,228.

On
September 27, 2019,
the Company received
$800,000
on the sale of
400
ounces of gold in trust and has recorded a gain on sale of gold in trust of
$112,704.

The continuity of gold in trust are as follows:

	December 31, 2020		December 31, 2019
	Ounces	$	Ounces	$
Gold in trust, opening balance	797	1,576,366	1,597	2,790,858
Sale of gold in trust	(400)	(818,360)	(800)	(1,577,704)
Gain on sale	-	19,413		200,932
Change in fair value through profit & loss	-	199,379		236,217
Foreign exchange difference	-	(21,017)		(73,937)
	397	955,781	797	1,576,366